Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Financial assets and liabilities
Schedule of net external debt

	At December 31,
	2017	2016
	€m	€m
Loan notes	8,392	9,070
Term loan	—	627
Other borrowings	10	10
Total borrowings	8,402	9,707
Cash and cash equivalents	(686)	(776)
Derivative financial instruments used to hedge foreign currency and interest rate risk	251	(124)
Net debt	7,967	8,807

Schedule of net debt and available liquidity

At December 31, 2017, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Undrawn
Facility	Currency	drawable	date	type	Amount drawn		amount
		Local			Local	€m	€m
		currency			currency
		m			m
Liabilities guaranteed by the ARD Finance Group
7.125%/7.875% Senior Secured Toggle Notes	USD	770	15-Sep-23	Bullet	770	642	—
6.625%/7.375% Senior Secured Toggle Notes	EUR	845	15-Sep-23	Bullet	845	845	—
Liabilities guaranteed by the Ardagh Group
2.750% Senior Secured Notes	EUR	750	15-Mar-24	Bullet	750	750	—
4.625% Senior Secured Notes	USD	1,000	15-May-23	Bullet	1,000	834	—
4.125% Senior Secured Notes	EUR	440	15-May-23	Bullet	440	440	—
4.250% Senior Secured Notes	USD	715	15-Sep-22	Bullet	715	596	—
4.750% Senior Notes	GBP	400	15-Jul-27	Bullet	400	451	—
6.000% Senior Notes	USD	1,700	15-Feb-25	Bullet	1,700	1,414	—
7.250% Senior Notes	USD	1,650	15-May-24	Bullet	1,650	1,376	—
6.750% Senior Notes	EUR	750	15-May-24	Bullet	750	750	—
6.000% Senior Notes	USD	440	30-Jun-21	Bullet	440	367	—
Global Asset Based Facility	USD	813	07-Dec-22	Revolving	—	—	678
Finance lease obligations	GBP/EUR			Amortizing	—	7	—
Other borrowings / credit lines	EUR	4		Amortizing	—	3	1
Total borrowings / undrawn facilities						8,475	679
Deferred debt issue costs and bond premiums						(73)	—
Net borrowings / undrawn facilities						8,402	679
Cash and cash equivalents						(686)	686
Derivative financial instruments used to hedge foreign currency and interest rate risk						251	—
Net debt / available liquidity						7,967	1,365

Net debt includes the fair value of associated derivative financial instruments that are used to hedge foreign exchange and interest rate risks relating to finance debt.

Certain of the Group’s borrowing agreements contain certain covenants that restrict the Group’s flexibility in certain areas such as incurrence of additional indebtedness (primarily maximum borrowings to Adjusted EBITDA and a minimum Adjusted EBITDA to interest expense), payment of dividends and incurrence of liens. The Global Asset Based Loan Facility is subject to a number of financial covenants including a fixed charge coverage ratio. The facility also includes cash dominion, representations, warranties, events of default and other covenants that are generally of a nature customary for such facilities.

At December 31, 2016, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Undrawn
Facility	Currency	drawable	date	type	Amount drawn		amount
		Local			Local	€m	€m
		currency			currency
		m			m
Liabilites guaranteed by the Ard Finance Group
7.125%/7.875% Senior Secured Toggle Notes	USD	770	15-Sep-23	Bullet	770	730	—
6.625%/7.375% Senior Secured Toggle Notes	EUR	845	15-Sep-23	Bullet	845	845	—
Liabilities guaranteed by the Ardagh Group
4.250% First Priority Senior Secured Notes	EUR	1,155	15-Jan-22	Bullet	1,155	1,155	—
4.625% Senior Secured Notes	USD	1,000	15-May-23	Bullet	1,000	949	—
4.125% Senior Secured Notes	EUR	440	15-May-23	Bullet	440	440	—
First Priority Senior Secured Floating Rate Notes	USD	1,110	15-Dec-19	Bullet	1,110	1,053	—
Senior Secured Floating Rate Notes	USD	500	15-May-21	Bullet	500	474	—
6.000% Senior Notes	USD	440	30-Jun-21	Bullet	440	417	—
6.250% Senior Notes	USD	415	31-Jan-19	Bullet	415	394	—
6.750% Senior Notes	USD	415	31-Jan-21	Bullet	415	394	—
7.250% Senior Notes	USD	1,650	15-May-24	Bullet	1,650	1,565	—
6.750% Senior Notes	EUR	750	15-May-24	Bullet	750	750	—
Term Loan B Facility	USD	663	17-Dec-21	Amortizing	663	629	—
HSBC Securitization Program	EUR	102	14-Jun-18	Revolving	—	—	102
Bank of America Facility	USD	155	11-Apr-18	Revolving	—	—	147
Finance lease obligations	GBP/EUR			Amortizing	7	7	—
Other borrowings / credit lines	EUR	4		Amortizing	3	3	1
Total borrowings / undrawn facilities						9,805	250
Deferred debt issue costs and bond discount						(98)	—
Net borrowings / undrawn facilities						9,707	250
Cash and cash equivalents						(776)	776
Derivative financial instruments used to hedge foreign currency and interest rate risk						(124)	—
Net debt / available liquidity						8,807	1,026

Schedule of movement in net debt

	2017	2016
	€m	€m
Net decrease/(increase) in cash and cash equivalents per consolidated statement of cash flows	90	(222)
(Decrease)/increase in net borrowings and derivative financial instruments	(930)	3,179
(Decrease)/increase in net debt	(840)	2,957
Net debt at January 1,	8,807	5,850
Net debt at December 31,	7,967	8,807

Schedule of maturity analysis of borrowings

	At December 31,
	2017	2016
	€m	€m
Within one year or on demand	2	8
Between one and two years	1	8
Between two and five years	962	3,332
Greater than five years	7,437	6,359
	8,402	9,707

Schedule of contracted undiscounted cash flows

		Derivative	Trade and
		financial	other
	Borrowings	instruments	payables
At December 31, 2017	€m	€m	€m
Within one year or on demand	482	2	1,660
Between one and two years	481	70	—
Between two and five years	2,373	55	—
Greater than five years	8,128	126	—

		Derivative	Trade and
		financial	other
	Borrowings	instruments	payables
At December 31, 2016	€m	€m	€m
Within one year or on demand	555	8	1,548
Between one and two years	555	—	—
Between two and five years	4,724	—	—
Greater than five years	7,100	—	—

Schedule of carrying amount and fair value of borrowings

	Carrying value
		Deferred debt
	Amount	issue costs and
	drawn	bond premium	Total	Fair value
At December 31, 2017	€m	€m	€m	€m
Loan notes	8,465	(73)	8,392	8,910
Finance leases	7	—	7	7
Bank loans, overdrafts and revolving credit facilities	3	—	3	3
	8,475	(73)	8,402	8,920

	Carrying value
		Deferred debt
	Amount	issue costs and
	drawn	bond discount	Total	Fair value
At December 31, 2016	€m	€m	€m	€m
Loan notes	9,166	(96)	9,070	9,377
Term loan	629	(2)	627	635
Finance leases	7	—	7	7
Bank loans, overdrafts and revolving credit facilities	3	—	3	3
	9,805	(98)	9,707	10,022

Schedule of effective interest rates

	2017			2016
	USD	EUR	GBP	USD	EUR	GBP
7.125% / 7.875% Senior Secured Toggle Notes	7.49%	—	—	7.57%	—	—
6.625% / 7.375% Senior Secured Toggle Notes	—	7.03%	—	—	7.05%	—
2.750% Senior Secured Notes due 2024	—	2.92%	—	—	—	—
4.625% Senior Secured Notes due 2023	5.16%	—	—	5.18%	—	—
4.125% Senior Secured Notes due 2023	—	4.63%	—	—	4.66%	—
4.250% Senior Secured Notes due 2022	4.51%	—	—	—	—	—
4.250% First Priority Senior Secured Notes due 2022	—	—	—	—	4.52%	—
First Priority Senior Secured Floating Rate Notes due 2019	—	—	—	3.49%	—	—
Senior Secured Floating Rate Notes due 2022	—	—	—	4.26%	—	—
4.750% Senior Notes due 2027	—	—	4.99%	—	—	—
6.000% Senior Notes due 2025	6.14%	—	—	—	—	—
7.250% Senior Notes due 2024	7.72%	—	—	7.74%	—	—
6.750% Senior Notes due 2024	—	7.00%	—	—	7.01%	—
6.000% Senior Notes due 2021	6.38%	—	—	6.38%	—	—
6.750% Senior Notes due 2021	—	—	—	7.45%	—	—
6.250% Senior Notes due 2019	—	—	—	7.25%	—	—
USD Term Loan B Facility due 2021	—	—	—	4.16%	—	—

Schedule of net borrowings in denominated currencies

	At December 31,
	2017	2016
	€m	€m
Euro	2,770	3,167
U.S. dollar	5,183	6,538
British pound	449	2
	8,402	9,707

Schedule of undrawn borrowing facilities

	At December 31,
	2017	2016
	€m	€m
Expiring within one year	1	1
Expiring beyond one year	678	249
	679	250

Schedule of fair value of financial instruments
	Assets		Liabilities
		Contractual		Contractual
		or notional		or notional
	Fair values	amounts	Fair values	amounts
	€m	€m	€m	€m
Fair Value Derivatives
Metal forward contracts	14	164	—	—
Cross currency interest rate swaps	—	—	251	2,591
Forward foreign exchange contracts	3	149	1	43
NYMEX gas swaps	—	—	1	17
Carbon futures	2	8	—	—
At December 31, 2017	19	321	253	2,651

	Assets		Liabilities
		Contractual		Contractual
		or notional		or notional
	Fair values	amounts	Fair values	amounts
	€m	€m	€m	€m
Fair Value Derivatives
Metal forward contracts	8	187	—	—
Cross currency interest rate swap	124	1,499	—	—
Forward foreign exchange contracts	—	—	8	195
NYMEX gas swaps	2	15	—	—
Carbon futures	1	2	—	—
At December 31, 2016	135	1,703	8	195